Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Thrivent Core Funds
Entity Central Index Key	0001669626
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000192839
Shareholder Report [Line Items]
Fund Name	Thrivent Core Emerging Markets Debt Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Core Emerging Markets Debt Fund (the Fund) for the six months ended April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventcorefunds.com/prospectus
Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[1]
AssetsNet	$ 639,981,206
Holdings Count | Holding	252
InvestmentCompanyPortfolioTurnover	6.00%
C000215652
Shareholder Report [Line Items]
Fund Name	Thrivent Core Emerging Markets Equity Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Core Emerging Markets Equity Fund (the Fund) for the six months ended April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventcorefunds.com/prospectus
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.17%	[2]
AssetsNet	$ 834,774,904
Holdings Count | Holding	462
InvestmentCompanyPortfolioTurnover	33.00%
C000271588
Shareholder Report [Line Items]
Fund Name	Thrivent Core High Yield Bond Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Core High Yield Bond Fund (the Fund) for the six months ended April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventcorefunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Fund	$1	0.10%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.10%	[3]
AssetsNet	$ 914,933,478
Holdings Count | Holding	683
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$914,933,478	683	27%	N/A

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Long-Term Fixed Income	97.9%
Short-Term Investments	2.0%
Bank Loans	0.1%

Major Market Sectors (% of Net Assets)

Table Summary
Consumer Cyclical	18.3%
Financials	12.9%
Energy	11.6%
Communications Services	11.4%
Consumer Non-Cyclical	11.1%
Capital Goods	11.0%
Technology	9.8%
Basic Materials	5.7%
Utilities	3.5%
Transportation	2.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
Cloud Software Group, Inc.	0.6%
OneMain Finance Corporation	0.4%
Discovery Global Holdings, Inc.	0.4%
Quikrete Holdings, Inc.	0.4%
Prime Healthcare Services, Inc.	0.4%
Venture Global LNG, Inc.	0.4%
Algonquin Power & Utilities Corporation	0.4%
Marriott Ownership Resorts, Inc.	0.4%
CCO Holdings, LLC/CCO Holdings Capital Corporation	0.4%
Cloud Software Group, Inc.	0.4%

C000195231
Shareholder Report [Line Items]
Fund Name	Thrivent Core International Equity Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Core International Equity Fund (the Fund) for the six months ended April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventcorefunds.com/prospectus
Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[4]
AssetsNet	$ 807,699,564
Holdings Count | Holding	312
InvestmentCompanyPortfolioTurnover	31.00%
C000271589
Shareholder Report [Line Items]
Fund Name	Thrivent Core Investment Grade Corporate Bond Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Core Investment Grade Corporate Bond Fund (the Fund) for the six months ended April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventcorefunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Fund	$1	0.08%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.08%	[5]
AssetsNet	$ 1,346,340,798
Holdings Count | Holding	774
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,346,340,798	774	19%	N/A

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Long-Term Fixed Income	100.0%
Short-Term Investments&lt;	0.1%

Major Market Sectors (% of Net Assets)

Table Summary
Financials	40.7%
Consumer Non-Cyclical	12.9%
Technology	9.2%
Utilities	8.8%
Communications Services	7.3%
Consumer Cyclical	5.6%
Energy	5.5%
Capital Goods	3.8%
Transportation	2.3%
U.S. Government & Agencies	1.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
U.S. Treasury Bonds	0.7%
Deutsche Telekom International Finance BV	0.5%
Goldman Sachs Group, Inc.	0.5%
AbbVie, Inc.	0.4%
Ally Financial, Inc.	0.4%
BAT Capital Corporation	0.4%
Cigna Group	0.4%
Alphabet, Inc.	0.4%
Sprint Capital Corporation	0.4%
American International Group, Inc.	0.4%

C000171473
Shareholder Report [Line Items]
Fund Name	Thrivent Core Short-Term Reserve Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Core Short-Term Reserve Fund (the Fund) for the six months ended April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventcorefunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Fund	$0	0.01%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.01%	[6]
AssetsNet	$ 3,038,573,643
Holdings Count | Holding	193
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,038,573,643	193	41%	N/A

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Short-Term Investments	100.0%

Major Market Sectors (% of Net Assets)

Table Summary
Financials	57.3%
U.S. Government & Agencies	9.5%
Utilities	6.6%
Capital Goods	6.3%
Consumer Non-Cyclical	4.5%
Consumer Cyclical	4.2%
Foreign Government	3.1%
Transportation	3.0%
Technology	2.6%
Energy	2.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
Caisse des Depots et Consignations	1.0%
Svenska Handelsbanken AB	0.8%
Toronto-Dominion Bank/NY	0.8%
Citigroup Global Markets, Inc.	0.8%
Royal Bank of Canada	0.8%
Citigroup Global Markets, Inc.	0.8%
Citigroup Global Markets, Inc.	0.8%
National Australia Bank, Ltd.	0.8%
Falcon Asset Funding, LLC	0.8%
Royal Bank of Canada	0.8%

[1]	Computed on an annualized basis for periods less than one year.
[2]	Computed on an annualized basis for periods less than one year.
[3]	Computed on an annualized basis for periods less than one year.
[4]	Computed on an annualized basis for periods less than one year.
[5]	Computed on an annualized basis for periods less than one year.
[6]	Computed on an annualized basis for periods less than one year.